UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Offshore Management LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-10332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     August 10, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $210,043 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED FIBRE COMMUNICATION   COM              00754A105     7106   351778 SH       SOLE                   351778        0        0
AETHER SYS INC                 NOTE  6.000% 3/2 00808VAA3    10896 10930353 PRN      SOLE                        0        0 10930353
AMR CORP                       COM              001765106      936    77285 SH       SOLE                    77285        0        0
APOGENT TECHNOLOGIES INC       COM              03760A101     6867   214580 SH       SOLE                   214580        0        0
AT&T WIRELESS SVCS INC         COM              00209A106    37444  2614838 SH       SOLE                  2614838        0        0
BANK ONE CORP                  COM              06423A103    30219   592528 SH       SOLE                   592528        0        0
CHELSEA PPTY GROUP INC         COM              163421100     5040    77278 SH       SOLE                    77278        0        0
DELTA AIR LINES INC DEL        COM              247361108      220    30915 SH       SOLE                    30915        0        0
GOLDEN STAR RES LTD CDA        COM              38119T104       75    15973 SH       SOLE                    15973        0        0
GRACE W R & CO DEL NEW         COM              38388F108     2719   438493 SH       SOLE                   438493        0        0
HOLLINGER INTL INC             CL A             435569108    13347   794954 SH       SOLE                   794954        0        0
IAMGOLD CORP                   COM              450913108     4866   870716 SH       SOLE                   870716        0        0
ILEX ONCOLOGY INC              COM              451923106     6717   268803 SH       SOLE                   268803        0        0
INVISION TECHNOLOGIES INC      COM              461851107     8523   170802 SH       SOLE                   170802        0        0
KROLL INC                      COM              501049100     6050   164037 SH       SOLE                   164037        0        0
MANDALAY RESORT GROUP          COM              562567107    10787   157159 SH       SOLE                   157159        0        0
MAXWELL SHOE INC               CL A             577766108     2675   115112 SH       SOLE                   115112        0        0
METRO GOLDWYN MAYER INC        COM              591610100     4079   337069 SH       SOLE                   337069        0        0
NATIONAL COMMERCE FINL CORP    COM              63545P104    16700   513843 SH       SOLE                   513843        0        0
NORTHWEST AIRLS CORP           CL A             667280101      716    64405 SH       SOLE                    64405        0        0
OXFORD HEALTH PLANS INC        COM              691471106    16184   294045 SH       SOLE                   294045        0        0
PEGASUS COMMUNICATIONS CORP    CL A NEW         705904605      630    25762 SH       SOLE                    25762        0        0
PEOPLESOFT INC                 COM              712713106     1859   100472 SH       SOLE                   100472        0        0
PREMIERE TECHNOLOGIES INC      NOTE  5.750% 7/0 74058FAC6     1227  1221124 PRN      SOLE                        0        0  1221124
REVLON INC                     CL A             761525500      784   265916 SH       SOLE                   265916        0        0
SCITEX LTD                     ORD              809090103       96    15458 SH       SOLE                    15458        0        0
SEACOAST FINL SVCS CORP        COM              81170Q106     2346    67806 SH       SOLE                    67806        0        0
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203     1174    26175 SH       SOLE                    26175        0        0
STELMAR SHIPPING LTD           COM              V8726M103     2185    65903 SH       SOLE                    65903        0        0
TITAN CORP                     COM              888266103      669    51556 SH       SOLE                    51556        0        0
U S G CORP                     COM NEW          903293405      815    46380 SH       SOLE                    46380        0        0
UNISOURCE ENERGY CORP          COM              909205106     3726   149934 SH       SOLE                   149934        0        0
WELLPOINT HEALTH NETWORK NEW   COM              94973H108     2366    21125 SH       SOLE                    21125        0        0